Trade and other receivables (Details 1) - Third Parties [Member] - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Trade receivables	$ 9,179	$ 8,291
Expected credit losses	(1,613)	(1,533)
Current [member]
IfrsStatementLineItems [Line Items]
Trade receivables	6,948	6,474
Expected credit losses	(34)	(39)
Not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade receivables	472	189
Expected credit losses	(43)	(48)
Later than three months and not later than six months [member]
IfrsStatementLineItems [Line Items]
Trade receivables	19	30
Expected credit losses	(10)	(27)
Later than six months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade receivables	63	63
Expected credit losses	(57)	(51)
Later than one year [member]
IfrsStatementLineItems [Line Items]
Trade receivables	1,677	1,535
Expected credit losses	$ (1,469)	$ (1,368)